UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 08/03/2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $117,043


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      329     9227 SH       SOLE                     9227        0        0
American Express Co            COM              025816109     2058    35358 SH       DEFINED                 34663        0      695
Amgen Inc                      COM              031162100     3267    44803 SH       DEFINED                 44063        0      740
ArcelorMittal                  COM              03938L104      980    64210 SH       DEFINED                 63110        0     1100
Automatic Data Processing Inc  COM              053015103     5344    96005 SH       DEFINED                 94105        0     1900
BP P.L.C. Spons ADR            COM              055622104      379     9341 SH       SOLE                     9341        0        0
1/100 Berkshire Hathaway Cl A  COM              084990175      250      200 SH       SOLE                      200        0        0
Bristol-Myers Squibb Co        COM              110122108      592    16474 SH       SOLE                    16474        0        0
Capital One Finl Corp          COM              14040H105     1901    34774 SH       DEFINED                 34354        0      420
Carnival Corp                  COM              143658300     2223    64873 SH       DEFINED                 63888        0      985
Caterpillar Inc                COM              149123101      223     2624 SH       SOLE                     2624        0        0
Chevron Corp New               COM              166764100     1399    13259 SH       DEFINED                 12113        0     1146
Devon Energy Corp              COM              25179M103     2830    48803 SH       DEFINED                 47572        0     1231
Disney Walt Co.                COM              254687106     3318    68405 SH       DEFINED                 67170        0     1235
EMC Corporation                COM              268648102     3172   123773 SH       DEFINED                122238        0     1535
Ecolab Inc                     COM              278865100     3899    56896 SH       DEFINED                 55911        0      985
Edison International           COM              281020107      249     5397 SH       SOLE                     5397        0        0
Exxon Mobil Corp               COM              30231G102     4240    49553 SH       SOLE                    49553        0        0
General Electric Co            COM              369604103     3006   144253 SH       DEFINED                144038        0      215
Hewlett-Packard Co             COM              428236103     1929    95945 SH       DEFINED                 94370        0     1575
Intel Corp                     COM              458140100      284    10638 SH       SOLE                    10638        0        0
Intl Business Machines         COM              459200101     6855    35050 SH       DEFINED                 34500        0      550
JP Morgan Chase & Co           COM              46625H100     2764    77368 SH       DEFINED                 76183        0     1185
Jacobs Engineering             COM              469814107     2057    54325 SH       DEFINED                 53435        0      890
Johnson & Johnson              COM              478160104     3889    57559 SH       DEFINED                 56894        0      665
Life Technologies              COM              53217V109      818    18185 SH       DEFINED                 17865        0      320
Marriott Intl. Inc. CL A       COM              571903202      229     5830 SH       SOLE                     5830        0        0
McDonalds Corp                 COM              580135101      553     6250 SH       SOLE                     6250        0        0
Merck & Co. Inc.               COM              58933Y105      350     8384 SH       SOLE                     8384        0        0
Microsoft Corp                 COM              594918104     5115   167225 SH       DEFINED                164475        0     2750
Nordstrom Inc                  COM              655664100     1982    39883 SH       DEFINED                 38608        0     1275
Omnicom Group                  COM              681919106     4015    82615 SH       DEFINED                 81045        0     1570
Pepsico Inc                    COM              713448108     5074    71806 SH       DEFINED                 70796        0     1010
Pfizer Inc                     COM              717081103     1951    84829 SH       SOLE                    84829        0        0
Precision Castparts Corp       COM              740189105     2747    16700 SH       DEFINED                 16390        0      310
T Rowe Price Group Inc         COM              74144T108     2336    37095 SH       DEFINED                 36415        0      680
Procter & Gamble Company       COM              742718109     5322    86893 SH       DEFINED                 85648        0     1245
Qualcomm Inc.                  COM              747525103      724    13010 SH       SOLE                    13010        0        0
Raytheon Co                    COM              755111507      474     8374 SH       SOLE                     8374        0        0
SVB Financial Group            COM              78486Q101     1422    24210 SH       DEFINED                 23840        0      370
Coffee-Co                      COM              803111970      226    12225 SH       SOLE                    12225        0        0
Schlumberger Limited           COM              806857108     4502    69365 SH       DEFINED                 68115        0     1250
Stericycle Inc.                COM              858912108     2887    31490 SH       DEFINED                 30950        0      540
Swift Energy Co                COM              870738101     1359    73048 SH       DEFINED                 71603        0     1445
Teva Pharmaceutical Inds ADR   COM              881624209     3236    82051 SH       DEFINED                 80676        0     1375
Texas Instruments Incorporated COM              882508104      459    16000 SH       SOLE                    16000        0        0
Vanguard Emerging Market ETF   FUND             922042858     1953    48915 SH       DEFINED                 47995        0      920
Vanguard Total Stock Market    FUND             922908769      313     4490 SH       SOLE                     4490        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2634    93462 SH       DEFINED                 92496        0      966
Wal Mart Stores Inc            COM              931142103     4424    63459 SH       DEFINED                 62364        0     1095
Walgreen Co.                   COM              931422109     2694    91081 SH       DEFINED                 89391        0     1690
Western Union Corp             COM              959802109     1807   107333 SH       DEFINED                105423        0     1910